Discontinued Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Schedule Of Discontinued Operations
The key components of income from discontinued operations for the three-month periods ended March 31, 2017 and April 1, 2016 were as follows ($ in millions):

	March 31, 2017	April 1, 2016
Sales	$—	$1,474.7
Cost of sales	—	(779.4)
Selling, general, and administrative expenses	—	(332.6)
Research and development expenses	—	(93.7)
Interest expense	—	(8.8)
Earnings from discontinued operations before income taxes	—	260.2
Income taxes	22.3	(87.6)
Earnings from discontinued operations, net of income taxes	$22.3	$172.6

The key components of income from both the Fortive and communications businesses from discontinued operations for the years ended December 31 were as follows ($ in millions):

	2016	2015	2014
Sales	$3,029.8	$6,524.5	$7,097.0
Cost of sales	(1,566.4)	(3,285.1)	(3,504.0)
Selling, general and administrative expenses	(696.0)	(1,458.9)	(1,661.9)
Research and development expenses	(190.4)	(457.6)	(544.8)
Other income	—	—	33.9
Interest expense	(19.7)	(24.8)	(28.0)
Interest income	—	0.7	3.4
Income from discontinued operations before income taxes	557.3	1,298.8	1,395.6
Gain on disposition of discontinued operations before income taxes	—	760.5	—
Earnings from discontinued operations before income taxes	557.3	2,059.3	1,395.6
Income taxes	(157.0)	(448.6)	(435.9)
Earnings from discontinued operations, net of income taxes	$400.3	$1,610.7	$959.7

The following table summarizes the major classes of assets and liabilities of the Fortive-related discontinued operations that were included in the Company’s accompanying Consolidated Balance Sheets as of December 31, 2015 ($ in millions):

Assets:
Trade accounts receivable, net	$979.0
Inventories	522.3
Property, plant and equipment, net	522.9
Goodwill	4,055.4
Other intangible assets, net	725.0
Other assets	470.9
Total assets, discontinued operations	$7,275.5
Liabilities:
Trade accounts payable	$657.1
Accrued expenses and other liabilities	666.8
Other long-term liabilities	512.6
Total liabilities, discontinued operations	$1,836.5